INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	$ 4,694	$ 5,156
Non-current	3,028	3,464
Current	1,666	1,692
At fair value
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	0	1
At fair value | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	0	1
At amortized cost
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	4,694	5,155
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,393	3,785
At amortized cost | Borrowings total
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,348	3,708
At amortized cost | Borrowing, of which principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,265	3,560
At amortized cost | Borrowing, of which other borrowings
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	83	148
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	57	83
At amortized cost | Discounts, unamortized fees
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	(12)	(6)
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	1,030	977
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	$ 271	$ 393